Cash and Cash Equivalents and Other Cash Flow Information - Detailed Information about Outflow of Cash For Leases Explanatory (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Within financing cash flows		¥ 493	¥ 695
Cash flow statement for leases comprise [member]
Statement [Line Items]
Within operating cash flows	¥ 7,798
Within investing cash flows	178
Within financing cash flows	11,123
Cash outflow for leases	¥ 19,099